UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFS §270.30e-1), are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2020, Causeway International Small Cap Fund’s (the “Fund’s”) Institutional Class returned -23.56% and Investor Class returned -23.67% compared to the MSCI ACWI ex USA Small Cap Index (Gross) (“Index”) return of -21.07%. Since the Fund’s inception on October 20, 2014, its average annual total returns are -0.60% for the Institutional Class and -0.80% for the Investor Class compared to the Index’s average annual total return of 0.50%. As of March 31, 2020, the Fund had net assets of $57.0 million.

Performance Review

The fourth quarter of 2019’s rising equity markets capped a calendar year of surging stock prices, as central banks, attempting to prolong economic expansion, implemented increasingly accommodative monetary policies. However, this trend sharply reversed in the first quarter of 2020, as global equities tumbled and market volatility spiked to levels last seen during the 2008 Global Financial Crisis (“GFC”) amid great uncertainty over COVID-19’s economic consequences. With large parts of the global economy shuttered, the question of COVID-19’s impact on economic growth shifted from whether it would spark a recession to how long the downturn will last. Central banks and governments began unleashing unprecedented levels of stimulus to shore up economies and target aid to areas most vulnerable to weakened demand. The U.S. Federal Reserve committed to purchase as many government bonds as necessary to ensure ample liquidity in financial markets and keep government borrowing costs low. The U.S.’s $2.2 trillion stimulus package to support the economy should help industries most affected. But we anticipate additional measures will be needed to offset some of the effects of the economic shock, as millions of Americans applied for jobless benefits and a greater than 10% unemployment rate appears likely in the short term. Fiscal policy responses in Europe–such as in Germany and France and in the UK–included paying a dominant portion of workers’ wages during the shutdown to help companies avoid layoffs. The European Central Bank and Bank of England have also committed to using monetary policy tools at their disposal to provide liquidity for the duration of the crisis, including additional asset purchases. Low interest rates globally will only partially offset widened credit spreads, and less credit-worthy borrowers are paying a premium to refinance their debt. We expect this repricing of risky debt to accelerate. The existence of widespread diagnostic testing of COVID-19 will pave the way for people to congregate with confidence, a prerequisite for a sustained economic recovery. For the six month period, the best performing markets in our investable universe included Belgium, China, Denmark, Switzerland, and Pakistan. The biggest laggards included Indonesia, Chile, Colombia, Brazil, and South Africa. The best performing sectors in the Index were health care, consumer staples, and information technology, while energy, consumer discretionary, and financials were the worst performing Index sectors.

To evaluate stocks in our investable universe, our multi-factor quantitative model examines four bottom-up factor categories — valuation, earnings growth, technical indicators, and quality — and two top-down factor categories — macroeconomic and country aggregate. Our valuation factor posted negative returns during the period. Our technical, earnings growth, and financial strength factors provided positive predictive power during the period. Our macroeconomic factors posted positive returns as countries with superior macroeconomic characteristics outperformed those exhibiting relatively weaker metrics. Returns to our country aggregate factors were negative. From a sector perspective, holdings in the financials, industrials, and information technology sectors detracted the most from relative performance versus the Index, while holdings in the consumer discretionary, energy, and communication services

2	Causeway International Small Cap Fund

sectors were the largest relative contributors. The top detractors from performance included aviation services provider, Dart Group Plc (United Kingdom), property development & investment company, Hammerson Plc (United Kingdom), investment management firm, AGF Management (Canada), insurance company, ASR Nederland NV (Netherlands), and electronics manufacturer, Radiant OptoElectronics Corp. (Taiwan). The top individual contributors were automotive products manufacturer, Showa Corp. (Japan), property developer, Hemfosa Fastigheter AB (Sweden), construction services provider, Koninklijke VolkerWessels NV (Netherlands), alcoholic beverage producer, C&C Group Plc (United Kingdom), and pharmaceutical & logistics provider, Galenica AG (Switzerland).

Significant Portfolio Changes

The Fund’s active exposure to several sectors and countries changed during the period as a result of our quantitative investment process. The largest increases in active weightings (compared to Index weightings) were to the semiconductor & semiconductor equipment, pharmaceuticals & biotechnology, and insurance industry groups and the biggest reductions in active weightings were to the real estate, food beverage & tobacco, and banks industry groups. Notable changes in the Fund’s active country weightings included increases to exposures in India, Spain, and Brazil. We reduced active exposures to Australia, Norway, and Sweden.

Significant purchases in the first half of the fiscal year included purchases of the following new securities: biopharmaceutical company, Pharma Mar SA (Spain), semiconductor assembly equipment supplier, BE Semiconductor Industries NV (Netherlands), generics pharmaceutical manufacturer, Sawai Pharmaceutical Co., Ltd. (Japan), and photovoltaics company, Daqo New Energy (China), as well as an increased exposure to gold miner, Centamin Plc (United Kingdom). The largest sales during the period included the following full exits from the Fund: integrated property company, Charter Hall Group (Australia), alcoholic beverage producer, C&C Group Plc (United Kingdom), fashion retailer, Adastria Co., Ltd. (Japan), pharmaceutical manufacturer Hikma Pharmaceuticals Plc (United Kingdom), and property manager, FIBRA Macquarie Mexico (Mexico).

Investment Outlook

Though we analyze many different stock selection factors in our alpha(1) model, value factors receive the largest weight on average. As of March 31, the MSCI ACWI ex USA Small Cap Growth Index (“Growth Index”) traded at a 14.8x forward price-to-earnings multiple compared to 9.2x for the MSCI ACWI ex USA Small Cap Value Index (“Value Index”). This 61% premium is well above the 27% average premium over the last 15 years. The last time the Value Index traded this cheaply was at the market trough of the 2011 Euro Crisis. The Value Index has outperformed the Growth Index during recoveries from the largest international small cap drawdowns of the past 25 years (the Tech Bubble, the GFC, and the Euro Crisis). Given the particularly stretched valuations of growth stocks and the fact that value stocks typically lead drawdown recoveries, we feel comfortable with our large active exposure to value.

However, the sheer breadth of the international small cap universe means that the typical tradeoffs in portfolio characteristics do not necessarily apply. In addition to value, we look for favorable growth, momentum, and quality characteristics. We believe that at most points in time our portfolio has exhibited more attractive metrics relative to the Index across all factor categories simultaneously.

Causeway International Small Cap Fund	3

Smaller cap equities are currently exhibiting a higher long-term earnings-per-share growth trend than larger cap equities. Additionally, international smaller cap equities have exhibited greater valuation dispersion than larger cap equities on both a forward-earnings-yield basis and a price-to-book value basis, indicating more information content in valuation ratios for these equities. This characteristic has allowed us to construct a portfolio with lower valuation ratios relative to the Index without, in our view, compromising quality.

We continue to observe several intriguing features in the smaller cap landscape. We believe the intersection of international equities and smaller cap companies creates a recipe for inefficiency. Additionally, international smaller cap stocks are an underappreciated asset class that we believe can offer meaningful diversification benefits with the potential to reduce portfolio volatility. Finally, smaller cap stocks are typically less exposed to the potential risk of rising barriers to trade, given their home country revenue exposure. Despite the potential benefits, we believe many investors may be underallocated to the asset class despite its meaningful growth and diversification prospects. Causeway’s international small cap strategy combines the flexibility and breadth of quantitative analysis with our global industry knowledge, which we believe will benefit long-term investors in the Fund.

We thank you for your continued confidence in Causeway International Small Cap Fund.

March 31, 2020

Arjun Jayaraman	MacDuff Kuhnert	Joseph Gubler
Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies involve additional risks and typically exhibit higher volatility. Diversification does not prevent all investment losses. Forward earnings yield is the next-twelve-months projected earnings yield (earnings-per-share/price) projected by industry analysts.

(1) Alpha – Excess returns relative to the Fund’s benchmark.

The Causeway International small cap strategy uses quantitative factors that can be grouped into six categories. The relative return attributed to a factor is the difference between the equally-weighted average return of the highest ranked quintile of companies in the strategy’s universe and the of the lowest ranked quintile of companies based on that factor.

4	Causeway International Small Cap Fund

March 31, 2020
	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date*
Institutional Class	-26.23%	-6.89%	-2.11%	-0.60%
Investor Class	-26.41%	-7.06%	-2.31%	-0.80%
MSCI ACWI ex USA Small Cap Index (Gross)	-20.84%	-4.52%	-0.44%	0.50%

*	Inception is October 20, 2014.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2021. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 28, 2020 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 1.53% and 1.78% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 1.17% and 1.42% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI ACWI ex USA Small Cap Index (Gross) is a free float-adjusted market capitalization weighted index, designed to measure the equity market performance of smaller capital stocks in developed and emerging markets, excluding the US market, consisting of 48 country indices. The index covers approximately 14% of the free float adjusted market capitalization in each country. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway International Small Cap Fund	5

SCHEDULE OF INVESTMENTS (000)*

March 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 5.5%

Australian Pharmaceutical Industries Ltd.	1,071,018	$823

Charter Hall Long Whale[1]	112,023	302

Inghams Group Ltd.	113,563	230

JB Hi-Fi Ltd.	51,659	890

Metcash Ltd.	465,955	903

		3,148

Belgium — 0.3%

AGFA-Gevaert NV2	47,560	179

Brazil — 3.7%

Cia de Saneamento do Parana	118,800	549

Enauta Participacoes S.A.	85,900	146

Qualicorp Consultoria e Corretora de Seguros SA	160,815	740

Sao Martinho S.A.	75,500	213

Transmissora Alianca de Energia Eletrica S.A.	87,300	432

		2,080

Canada — 3.8%

AGF Management Ltd., Class B	220,558	470

Alaris Royalty Corp.	28,400	167

Artis Real Estate Investment Trust, Class Trust Unit[1]	32,163	182

Celestica Inc.[2]	41,200	144

Frontera Energy Corp.	36,300	89

Parex Resources Inc.[2]	29,600	250

Peyto Exploration & Development Corp.	235,600	250

TransAlta Renewables Inc.	40,025	423

Transcontinental Inc., Class A	20,376	181

		2,156

China — 6.8%

China Aoyuan Group Ltd.	547,071	641

China Oriental Group Co. Ltd.	594,000	153

The accompanying notes are an integral part of the financial statements.

6	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

China — (continued)

China Overseas Grand Oceans Group Ltd.	1,019,000	$597

Daqo New Energy Corp. ADR[2]	12,300	712

Huaxin Cement Co. Ltd., Class B	672,880	1,031

Lao Feng Xiang Co. Ltd., Class B	74,976	206

Yuexiu Property Co. Ltd.	3,070,513	554

		3,894

Denmark — 0.9%

Royal Unibrew A	4,710	341

Scandinavian Tobacco Group A	18,907	191

		532

France — 0.4%

Coface S.A.	34,853	225

Germany — 4.2%

Alstria Office AG1	38,572	555

CECONOMY AG2	58,962	129

Corestate Capital Holding S.A.[2]	18,423	541

Deutsche Pfandbriefbank AG	61,525	474

DIC Asset AG	15,851	166

Wuestenrot & Wuerttembergische AG	33,113	511

		2,376

Greece — 0.3%

Motor Oil Hellas Corinth Refineries SA	13,755	171

Hong Kong — 0.7%

K Wah International Holdings Ltd.	389,000	168

VTech Holdings Ltd.	34,100	247

		415

India — 3.8%

Ajanta Pharma Ltd.	16,466	297

Avanti Feeds Ltd.	57,781	225

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

India — (continued)

Granules India Ltd.	262,288	$498

Ipca Laboratories Ltd.	19,044	351

Power Finance Corp. Ltd.	651,074	791

		2,162

Italy — 3.0%

Anima Holding SpA	179,671	485

Azimut Holding SpA	18,179	264

Banca IFIS SpA	18,736	184

Unipol Gruppo SpA	225,808	781

		1,714

Japan — 19.0%

Canon Marketing Japan Inc.	16,400	327

Dip Corp.	41,596	672

EDION Corp.	27,100	225

Fuji Corp.	29,200	448

Haseko Corp.	109,500	1,178

Hosiden Corp.	33,400	235

IDOM Inc.	56,500	206

Japan Aviation Electronics Industry Ltd.	46,400	561

JVC Kenwood Corp.	210,900	383

Kandenko Co. Ltd.	40,500	324

Kumagai Gumi Co. Ltd.	17,800	414

NEC Networks & System Integration Corp.	12,000	491

Nishimatsu Construction Co. Ltd.	16,200	312

Oki Electric Industry Co. Ltd.	24,100	227

Open House Co. Ltd.	29,800	617

Penta-Ocean Construction Co. Ltd.	138,300	732

Sawai Pharmaceutical Co. Ltd.	13,500	724

Ship Healthcare Holdings Inc.	16,800	692

Sumitomo Forestry Co. Ltd.	21,500	277

T-Gaia Corp.	16,000	305

Toho Holdings Co. Ltd.	22,300	470

The accompanying notes are an integral part of the financial statements.

8	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)

Tokyu Construction Co. Ltd.	39,000	$207

Towa Pharmaceutical Co. Ltd.	17,300	365

Ushio Inc.	25,100	241

Yuasa Trading Co. Ltd.	7,400	197

		10,830

Mexico — 0.9%

Concentradora Fibra Danhos S.A. de CV1	386,100	316

Qualitas Controladora	82,100	210

		526

Netherlands — 5.4%

ASM International NV	3,956	398

ASR Nederland NV	46,074	1,167

BE Semiconductor Industries NV	25,995	797

Koninklijke BAM Groep NV	167,669	236

Signify NV2	19,089	372

Wereldhave NV1	15,706	116

		3,086

Norway — 0.5%

BW LPG Ltd.	82,266	250

Singapore — 1.5%

Yanlord Land Group Ltd.	1,226,200	850

South Africa — 0.4%

Astral Foods Ltd.	20,241	217

South Korea — 3.5%

Daeduck Electronics Co.	73,251	439

DGB Financial Group Inc.	99,366	375

Hyosung Corp.	13,290	667

Korea Petrochemical Industries Co. Ltd.	2,406	172

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

South Korea — (continued)

Korean Reinsurance Co.	27,722	$166

SK Networks Co. Ltd.	46,397	173

		1,992

Spain — 2.0%

Pharma Mar S.A.	241,751	1,161

Sweden — 6.1%

Axfood AB	32,427	663

Betsson AB2	69,645	281

Bilia AB, Class A	62,726	389

Inwido AB	24,778	143

Nobina AB	35,090	192

Peab AB, Class B	76,602	555

Samhallsbyggnadsbolaget i Norden AB	368,529	708

SAS AB2	158,133	140

Scandic Hotels Group AB	27,456	83

SSAB AB, Class B	149,306	331

		3,485

Switzerland — 3.9%

Also Holding AG	982	156

Galenica AG2	12,791	877

PSP Swiss Property AG	7,482	938

Sunrise Communications Group AG2	3,209	260

		2,231

Taiwan — 8.3%

Accton Technology Corp.	71,000	383

Compeq Manufacturing Co. Ltd.	435,000	449

Coretronic Corp.	236,000	219

Everlight Electronics Co. Ltd.	338,000	279

International Games System Co. Ltd.	28,000	511

King Yuan Electronics Co. Ltd.	1,007,000	1,007

The accompanying notes are an integral part of the financial statements.

10	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Taiwan — (continued)

Radiant Opto-Electronics Corp.	353,000	$922

Simplo Technology	106,000	929

		4,699

Turkey — 1.3%

Dogan Sirketler Grubu Holdings	1,304,177	302

Migros Ticaret AS2	66,670	228

Tekfen Holding AS	117,274	225

		755

United Arab Emirates — 0.6%

Air Arabia PJSC	1,268,036	328

United Kingdom — 9.9%

Centamin PLC	564,286	852

CVS Group PLC	15,876	163

Dart Group PLC	52,820	362

Dixons Carphone PLC	278,364	270

Evraz PLC	244,063	702

Firstgroup PLC[2]	175,448	110

Frasers Group PLC[2]	83,669	190

Go-Ahead Group PLC	9,265	95

Hammerson PLC[1]	338,520	325

Just Group PLC[2]	257,947	173

Keller Group PLC	44,473	291

Morgan Sindall Group PLC	22,355	333

Phoenix Group Holdings PLC	75,359	586

Redde Northgate PLC	172,983	299

Softcat PLC	30,345	391

Stagecoach Group PLC	122,284	106

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

United Kingdom — (continued)

Tate & Lyle PLC	28,268	$230

Vistry Group PLC	22,641	162

		5,640

Total Common Stock

(Cost $73,793) — 96.7%		55,102

PREFERENCE STOCK

Brazil — 1.1%

Cia Paranaense de Energia	57,600	598

Total Preference Stock

(Cost $734) — 1.1%		598

RIGHT

Simplo Technology, Expires[2]	3,654	—

Total Right

(Cost $—) — 0.0%		—

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.250%**	821,399	821

Total Short-Term Investment

(Cost $821) — 1.4%		821

Total Investments — 99.2%

(Cost $75,348)		56,521

Other Assets in Excess of Liabilities — 0.8%		448

Net Assets — 100.0%		$56,969

The accompanying notes are an integral part of the financial statements.

12	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2020 (Unaudited)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2020.
‡	There is currently no rate available.
1	Real Estate Investment Trust.
2	Non-income producing security.

At March 31, 2020, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For the six month period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	13

SECTOR DIVERSIFICATION

As of March 31, 2020, the sector diversification was as follows (Unaudited):

Causeway International Small Cap Fund	Common Stock	Preference Stock	% of Net Assets

Information Technology	15.4%	0.0%	15.4%

Industrials	14.3	0.0	14.3

Real Estate	13.2	0.0	13.2

Health Care	12.7	0.0	12.7

Financials	12.2	0.0	12.2

Consumer Discretionary	9.2	0.0	9.2

Materials	6.4	0.0	6.4

Consumer Staples	6.1	0.0	6.1

Utilities	2.6	1.1	3.7

Communication Services	2.6	0.0	2.6

Energy	2.0	0.0	2.0

Total	96.7	1.1	97.8

Right			0.0

Short-Term Investment			1.4

Other Assets in Excess of Liabilities			0.8

Net Assets			100.0%

The accompanying notes are an integral part of the financial statements.

14	Causeway International Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

3/31/20
ASSETS:
Investments at Value (Cost $75,348)	$56,521
Foreign Currency (Cost $12)	11
Receivable for Dividends	420
Receivable for Tax Reclaims	56
Receivable for Fund Shares Sold	46
Prepaid Expenses	18

Total Assets	57,072

LIABILITIES:
Payable Due to Adviser	31
Payable for Fund Shares Redeemed	26
Payable for Custodian Fees	25
Payable for Audit Fees	15
Payable Due to Administrator	2
Payable for Trustees’ Fees	1
Other Accrued Expenses	3

Total Liabilities	103

Net Assets	$56,969

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$83,515
Total Distributable Loss	(26,546)

Net Assets	$56,969

Net Asset Value Per Share (based on net assets of $55,656,819 ÷ 7,035,721 shares) — Institutional Class	$7.91

Net Asset Value Per Share (based on net assets of $1,312,363 ÷ 165,732 shares) — Investor Class	$7.92

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	15

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

10/01/19 to 3/31/20
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $162)	$1,490

Total Investment Income	1,490

EXPENSES:
Investment Advisory Fees	391
Custodian Fees	43
Transfer Agent Fees	30
Professional Fees	27
Registration Fees	14
Printing Fees	13
Administration Fees	11
Pricing Fees	4
Trustees’ Fees	2
Shareholder Service Fees — Investor Class	2
Line of Credit	2
Other Fees	3

Total Expenses	542

Waiver of Investment Advisory Fees	(91)

Total Waiver	(91)

Net Expenses	451

Net Investment Income	1,039

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Loss on Investments	(468)
Net Realized Loss from Foreign Currency Transactions	(30)
Net Change in Unrealized Depreciation on Investments	(18,712)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	8
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(5)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(19,207)

Net Decrease in Net Assets Resulting from Operations	$(18,168)

The accompanying notes are an integral part of the financial statements.

16	Causeway International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL SMALL CAP FUND

	10/01/19 to 3/31/20 (Unaudited)	10/01/18 to 9/30/19
OPERATIONS:
Net Investment Income	$1,039	$2,007
Net Realized Loss on Investments	(468)	(6,290)
Net Realized Loss from Foreign Currency Transactions	(30)	(37)
Net Change in Unrealized Depreciation on Investments	(18,712)	(28)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	8	(8)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(5)	(3)

Net Decrease in Net Assets Resulting From Operations	(18,168)	(4,359)

DISTRIBUTIONS:
Institutional Class	(3,087)	(946)
Investor Class	(66)	(64)

Total Distributions to Shareholders	(3,153)	(1,010)

Net Increase in Net Assets Derived from Capital Share Transactions(1)	1,795	43,982
Redemption Fees(2)	—	1

Total Increase (Decrease) in Net Assets	(19,526)	38,614

NET ASSETS:
Beginning of Period	76,495	37,881

End of Period	$56,969	$76,495

(1)	See Note 7 in Notes to Financial Statements.
(2)	See Note 2 in Notes to Financial Statements.

Amounts designated as “—” are $0 or are rounded to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	17

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2020 (Unaudited) and the Fiscal Years or Period Ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
CAUSEWAY INTERNATIONAL SMALL CAP FUND
Institutional
2020(1)	10.75	0.14	(2.54)	(2.40)	(0.44)	—	(0.44)	—
2019	12.39	0.39	(1.71)	(1.32)	(0.32)	—	(0.32)	—	(2)
2018	13.56	0.41	(0.48)	(0.07)	(0.38)	(0.72)	(1.10)	—	(2)
2017	10.91	0.26	2.68	2.94	(0.29)	—	(0.29)	—
2016	10.12	0.21	0.82	1.03	(0.24)	—	(0.24)	—
2015(1)(3)	10.00	0.23	(0.11)	0.12	—	—	—	—
Investor
2020(1)	10.75	0.13	(2.55)	(2.42)	(0.41)	—	(0.41)	—
2019	12.38	0.32	(1.66)	(1.34)	(0.29)	—	(0.29)	—	(2)
2018	13.55	0.37	(0.50)	(0.13)	(0.36)	(0.72)	(1.08)	0.04
2017	10.90	0.26	2.65	2.91	(0.26)	—	(0.26)	—
2016	10.10	0.16	0.82	0.98	(0.21)	—	(0.21)	0.03
2015(1)(3)	10.00	0.23	(0.13)	0.10	—	—	—	—

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share (See Note 2 in the Notes to Financial Statements).
(3)	Commenced operations on October 20, 2014.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

18	Causeway International Small Cap Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

7.91	(23.56)	55,657	1.15	1.38	2.66	46
10.75	(10.47)	74,767	1.15	1.51	3.63	92
12.39	(0.84)	35,447	1.24	1.97	3.17	86
13.56	27.77	11,218	1.30	3.08	2.27	91
10.91	10.29	8,795	1.30	3.42	2.05	108
10.12	1.20	8,663	1.30	3.40	2.30	76

7.92	(23.67)	1,312	1.39	1.62	2.46	46
10.75	(10.62)	1,728	1.40	1.80	3.02	92
12.38	(1.00)	2,434	1.49	2.24	2.83	86
13.55	27.45	905	1.55	3.31	2.23	91
10.90	10.08	386	1.55	3.68	1.51	108
10.10	1.00	654	1.55	3.64	2.30	76

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway International Small Cap Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 20, 2014. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available) are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee

20	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to adjustments to security values due to “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Russia and Thailand, securities sometimes trade in a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2020, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Sub-

Causeway International Small Cap Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

chapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

22	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Redemption Fee – Until October 1, 2019, the Fund imposed a redemption fee of 2% on the value of capital shares redeemed by shareholders less than 60 days after purchase. The redemption fee also applied to exchanges from the Fund. The redemption fee was paid to the Fund. The officers of the Fund were permitted to waive the redemption fee for shareholders in asset allocation and similar investment programs believed not to be engaged in short-term market timing, including for holders of shares purchased by Causeway Capital Management LLC (the “Adviser”) for its clients to rebalance their portfolios. For the six months ended March 31, 2020, the Institutional Class and Investor Class retained $0 and $0 in redemption fees, respectively. The Fund removed the redemption fee, effective October 1, 2019.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2021 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.15% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2020, the Adviser waived $90,576 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Admin-

istration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2020, the Investor Class paid 0.24% annualized of average daily net assets under this plan. (See Statement of Operations – Shareholder Service Fees – Investor Class, Note 1.)

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2020, approximately $14,478 (000) of net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six months ended March 31, 2020, for the Fund were as follows (000):

Purchases	Sales
$34,386	$34,106

Causeway International Small Cap Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

5.	Risks of Foreign and Small Cap Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have adversely affected and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund.

The Fund invests a significant portion of its assets in the securities of smaller capitalization companies. Investments in smaller companies involve additional risks and typically exhibit higher volatility. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited product lines, mar-

kets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

24	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

For the fiscal year ended September 30, 2019, non-U.S. taxes paid on realized gains were $0 and non-U.S. taxes accrued on unrealized gains were $8,241.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2019 and September 30, 2018 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2019	$1,010	$—	$1,010
2018	577	418	995

As of September 30, 2019, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$2,640
Capital Loss Carryforwards	(6,786)
Unrealized Depreciation	(1,076)
Other Temporary Differences	(2)

Total Accumulated Losses	$(5,224)

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$6,786	$—	$6,786

At March 31, 2020, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Depreciation
$75,348	$1,701	$(20,528)	$(18,827)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2020 (Unaudited)		Fiscal Year Ended September 30, 2019
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	276	$2,882	4,245	$46,068
Shares Issued in Reinvestment of Dividends and Distributions	192	2,170	95	946
Shares Redeemed	(385)	(3,326)	(248)	(2,663)

Increase in Shares Outstanding Derived from Institutional Class Transactions	83	1,726	4,092	44,351

Causeway International Small Cap Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

	Six Months Ended March 31, 2020 (Unaudited)		Fiscal Year Ended September 30, 2019
	Shares	Value	Shares	Value
Investor Class
Shares Sold	38	$398	102	$1,139
Shares Issued in Reinvestment of Dividends and Distributions	6	66	6	64
Shares Redeemed	(39)	(395)	(144)	(1,572)

Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	5	69	(36)	(369)

Net Increase in Shares Outstanding from Capital Share Transactions	88	$1,795	4,056	$43,982

8.	Significant Shareholder Concentration

As of March 31, 2020, one of the Fund’s shareholders of record owned 18% of net assets in the Institutional Class. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to institutional investors, and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities resulted in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, is party to an agreement which enables it to participate in a $10 million secured committed revolving line of credit with The Bank of New York Mellon which expires February 17, 2021. The proceeds from the borrowings, if any, are used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.175% per annum. As of March 31, 2020, there were no borrowings outstanding under the line of credit.

26	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

11.	New Accounting Pronouncements

On August 17, 2018, the Securities and Exchange Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The amendments for registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The amendments also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Causeway International Small Cap Fund	27

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2019 to March 31, 2020).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

28	Causeway International Small Cap Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period*
Causeway International Small Cap Fund

Actual Fund Return
Institutional Class	$1,000.00	$764.40	1.15%	$5.07

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.25	1.15%	$5.81
Causeway International Small Cap Fund

Actual Fund Return
Investor Class	$1,000.00	$763.30	1.39%	$6.13

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.05	1.39%	$7.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period since inception to period end.)

Causeway International Small Cap Fund	29

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

30	Causeway International Small Cap Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Commission, we will no longer mail paper copies of the shareholder reports of the Fund, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.causewayfunds.com/fund-documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or call 1-866-947-7000 (for accounts held directly with the Fund).

You may elect to continue to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-866-947-7000. Your election to receive reports in paper will apply to all funds held with Causeway Capital Management Trust or through your financial intermediary.

CCM-SA-010-0600

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §270.30a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan
Turner Swan, President

Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan
Turner Swan, President

Date: June 8, 2020

By	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: June 8, 2020